INVESTMENTS - Schedule of Proceeds and Split Between Gross Gains and Losses, from Sales of Fixed Maturity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Proceeds from sales of fixed maturity securities - available for sale	$ 1,571	$ 6,257	$ 3,849
Gross gains from sales	48	166	35
Gross losses from sales	(159)	(160)	(327)
Proceeds from sales of fixed maturity securities - held to maturity	10	0	0
Gross gains from sales	0	0	0
Gross losses from sales	(1)	0	0
Proceeds from sales of equity securities	56	37	126
Gross gains from sales	0	2	8
Gross losses from sales	$ (1)	$ (1)	$ 0